Weighted Average Fair Value Options Granted, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.80%	0.98%	0.50%
Expected life	5 months 1 day	8 months 1 day	1 year
Expected volatility	20.53%	31.37%	34.64%
Expected dividend yield	2.11%	2.26%	1.31%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.78%	2.02%	1.24%
Expected life	2 years 6 months 29 days	4 years 9 months 29 days	5 years
Expected volatility	35.40%	49.63%	50.61%
Expected dividend yield	2.65%	2.54%	1.48%